Term deposit	12 Months Ended
Dec. 31, 2019
Deposits From Banks [Abstract]
Term Deposits
19	Term deposits

As at December 31, 2019, the Group's term deposits included in current and non-current portion of RMB7,000 million and RMB500 million were denominated in RMB (December 31, 2018: Nil).

The effective interest rate for the term deposits of the Group with initial terms of over three months during the year ended December 31, 2019 was 3.97% (December 31, 2018: Nil).

As at December 31, 2019, the carrying amounts of the term deposits with initial terms of over three months approximated their fair values.